RIGHT OF USE LEASE ASSETS (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, practical expedients, package [true false]	true
Lease, practical expedient, use of hindsight [true false]	false
Deficit		$ (36,256,612)	$ (1,429,623)
ROU asset		0	670,738
Lease liability		0
Total lease expenses		398,709	1,976,738
Total cash paid for operating leases		398,709	2,100,320
Penalties for lease termination		$ 0
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deficit			$ 0
ROU asset				$ 2,559,646
Lease liability				$ 2,559,646